Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term receivables from customers	$ 137	$ 117
Current portion of minimum lease payments from finance lease agreements	24	23
Current portion of long-term financial investments measured at FVPL	1	1
Prepaid expenses	124	117
VAT receivables	71	59
Other receivables, security deposits and current assets	127	124
Derivative financial instruments	5	12
Total other current assets	$ 489	$ 453